Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Contributed to ESOP

The amounts contributed to the ESOP were $0 and $14,000 for the years 2024 and 2023, respectively.

	For the fiscal year ended
	June 30,
	2024	2023
Allocated shares	110,660	110,660
Shares committed to be released	-	-
Unearned shares	-	-
Total ESOP shares	110,660	110,660

Fair value of unearned shares at end of period	$-	$-

Schedule of Earnings Per Share	The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:
	For the fiscal year ended
	June 30,
	2024	2023
Net income (loss) allocated to common shareholders, basic and diluted	$(1,721,000)	$933,000

EARNINGS PER SHARE	$(0.21)	$0.11

Weighted average common shares outstanding, basic and diluted	8,098,715	8,131,568

Schedule of Fair Value Measurements of Assets and Liabilities	The securities represented are only those classified as available-for sale.
		Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2024
Agency mortgage-backed: residential	$9,648	$-	$9,648	$-

2023
Agency mortgage-backed: residential	$12,080	$-	$12,080	$-

Schedule of Financial Instruments	The Company’s financial instruments at June 30, 2024 and 2023 are as follows:
		Fair Value Measurements at
	Carrying	June 30, 2024 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$18,287	$18,287			$18,287
Available-for-sale securities	9,648		$9,648		9,648
Held-to-maturity securities	213		203		203
Loans receivable - net	333,025			$318,867	318,867
Federal Home Loan Bank stock	4,230				n/a
Accrued interest receivable	1,169		1,169		1,169

Financial liabilities
Deposits	$256,139	$79,567	$176,272		$255,839
Federal Home Loan Bank advances	68,988		68,122		68,122
Advances by borrowers for taxes and insurance	909		909		909
Accrued interest payable	176		176		176
		Fair Value Measurements at
	Carrying	June 30, 2023 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$8,167	$8,167			$8,167
Available-for-sale securities	12,080		$12,080		12,080
Held-to-maturity securities	274		259		259
Loans receivable - net	313,807			$293,530	293,530
Federal Home Loan Bank stock	4,623				n/a
Accrued interest receivable	902		902		902

Financial liabilities
Deposits	226,309	$88,994	$136,577		$225,571
Federal Home Loan Bank advances	$70,087		69,863		69,863
Advances by borrowers for taxes and insurance	793		793		793
Accrued interest payable	70		70		70

Schedule of Loans Outstanding	18. Related Party Transactions: Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2024 and 2023 are summarized as follows:
(in thousands)	2024	2023
Outstanding principal, beginning of year	$480	$688
Changes in composition of related parties	338	-
Principal disbursed during the year	194	-
Principal repaid and refinanced during the year	(33)	(208)
Outstanding principal, end of year	$979	$480